DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Convertible debentures	$ 2,665,528		$ 2,665,528		$ 2,665,528	$ 2,665,528
Terms of conversion feature description			convertible at the holder’s option into common stock of the company at the lesser of $100 (notes one through four) or $0.10 (note five) or the lowest closing bid price in the prior 20 trading days		convertible at the holder’s option into common stock of the company at the lesser of $100 (notes one through four) or $0.10 (note five) or the lowest closing bid price in the prior 20 trading days.
Lowest bid price			$ 100		$ 100
Loss on derivative valuation	(38,936)	$ (448,898)	$ (34,552)	$ (775,157)	$ (1,161,498)	(292,100)
Derivative liabilities current	2,492,987		2,492,987		2,458,435	1,296,937	$ 1,004,837
Loss on derivative valuation	$ 38,936	$ 448,898	$ 34,552	$ 775,157	$ 1,161,498	$ 292,100